INITIAL PUBLIC OFFERING - Common stock subject to redemption (Details) - Class A common stock subject to possible redemption - BURTECH ACQUISITION CORP [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INITIAL PUBLIC OFFERING
Class A ordinary shares subject to possible redemption	$ 49,495,242	$ 48,638,044	$ 47,791,962	$ 46,991,932	$ 294,796,918	$ 291,812,500
Accretion of carrying value to redemption value	$ 857,198	$ 846,082	$ 800,030	4,510,051	$ 2,984,418
Redemptions				$ (252,315,037)